RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	May 31, 2021	Nov. 30, 2020
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
20.	RELATED PARTY TRANSACTIONS

The following transactions are in the normal course of operations and are measured at the amount of consideration established and agreed to by related parties. Amounts due to related parties are unsecured, non-interest bearing with the exception of notes payable, and due on demand.

The Company expensed $0.2 million and approximately $0.001 million for royalties due to Buys, the Company’s CTO, during the six months ended May 31, 2021 and 2020, respectively and had accrued royalties of $0.1 million and $0.3 million as of May 31, 2021 and November 30, 2020, respectively. The Company also recorded stock-based compensation expense of approximately $0.006 million and $0.008 million during the six months ended May 31, 2021 and 2020, related to stock options granted to Buys in 2018 to acquire 150,000 shares of common stock. Stock-based compensation expense was $0.002 million and $0.004 million during the three months ended May 31, 2021 and 2020, respectively.

The Company issued 386,681 shares of common stock with a value of $0.7 million in connection with the Second Payment to Buys for the portfolio of registered patent rights (the “Buys Portfolio”) during the six months ended May 31, 2021. See Note 13, “Patent Rights,” for additional information.

The Company leased office premises at Wakefield, Massachusetts for rent, utilities and maintenance charge of approximately $0.002 million per month from a corporation owned and controlled by Bryan Ganz (“Ganz”), President and, effective April 1, 2019, Chief Executive Officer (“CEO”) of the Company. This lease was terminated June 30, 2020. The Company expensed $0.02 for these items during the six months ended May 31, 2020. The Company expensed $0.01 million for these items during the three months ended May 31, 2020.

17. RELATED PARTY TRANSACTIONS

The following transactions are in the normal course of operations and are measured at the amount of consideration established and agreed to by related parties. Amounts due to related parties are unsecured, non-interest bearing with the exception of notes payable, and due on demand.

The Company expensed $204,813 and $8,333 for royalties due to Andre Buys (“Buys”), the Company’s Chief Technology Officer (“CTO”) during the years ended November 30, 2020 and 2019, respectively. The Company also recorded stock-based compensation expense of $16,909 during the years ended November 30, 2020 and 2019, respectively, related to stock options granted to Buys in 2018 to acquire 1,500,000 shares of common stock. See Note 15, “Stock-Based Compensation,” for additional information.

The Company issued 805,883 and 1,744,937 shares of common stock for $386,382 and $272,339 for services to its directors and management during the year ended November 31, 2020 and 2019, respectively. During the year ended November 30, 2019, the Company expensed a total of $51,876 related to 360,000 shares of common stock issued for services provided by a former director of the Company. The Company issued 3,866,810 shares of common stock with a value of $696,799 in connection with the Second Payment to Buys for the portfolio of registered patent rights (the “Buys Portfolio”) during the year ended November 30, 2020. See Note 10, “Patent Rights,” for additional information.

The Company leased office premises at Wakefield, Massachusetts for rent, utilities and maintenance charge of approximately $2,000 per month from a corporation owned and controlled by Bryan Ganz (“Ganz”), President and, effective April 1, 2019, CEO of the Company. This lease was terminated June 30, 2020. The Company expensed $16,960 and $23,600 for these items during the years ended November 30, 2020 and 2019, respectively.

The Company subleased office premises at its Massachusetts headquarters to a corporation owned and controlled by Ganz beginning July 1, 2020. Monthly sublease payments will be equal to 15% of the Company’s operating costs. Sublease payments are scheduled to commence in December 2020.

During the year ended November 30, 2019, current directors and officers of the Company participated in the April 22, 2019, May 20, 2019 and July 22, 2019 financing for 316 units for total proceeds of $315,588 of which $95,000 was issued to officers for services rendered.

There were no payables due to related parties as of November 31, 2020 and 2019.